Segments (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 22, 2014 segment	Dec. 28, 2013 segment
Segment Reporting [Abstract]
Number of geographical retail operating segments		7
Number of operating segments	7
Number of reportable segments	1	1